PENSION SCHEMES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of pension schemes [Abstract]
Employees contribution	$ 503	$ 490	$ 458
Pension accrual	$ 43	$ 45	$ 33